PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 99.8%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$ 512,259
Sharp Healthcare, Series A	5.000	08/01/43	2,000	2,233,060
Alameda Corridor Trans. Auth. Rev.,
Sub. Lien, Series B, Rfdg.	5.000	10/01/34	2,150	2,499,353
Sub. Lien, Series B, Rfdg.	5.000	10/01/37	1,700	1,960,032

Anaheim Calif. Pub. Fin. Auth. Rev., Series A, Rfdg.	5.000	05/01/39	1,000	1,140,640
Bay Area Toll Auth. Rev.,
Series F-1	5.000	04/01/56	1,000	1,162,920
Series F-1, Rfdg.	5.000	04/01/54	1,000	1,126,610
California Cnty. Tob. Secur. Agcy. Rev.,
Asset-Bkd.	5.450	06/01/28	500	507,565
Tob. Conv. Bonds, LA Cnty. Series B (Converted to Fixed on 12/01/10)	5.250	06/01/21	1,160	1,176,194
Tob. Conv. Bonds, Series B (Converted to Fixed on 12/01/08)	5.100	06/01/28	1,035	1,035,321
California Edl. Facs. Auth. Rev.,
Loyola Marymount Univ., Series A	5.125	10/01/40	1,000	1,014,000
Pepperdine Univ., Rfdg.	5.000	10/01/49	2,000	2,327,860
Stanford Univ., Series V-1	5.000	05/01/49	1,500	2,209,575
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,189,310
Kaiser Permanente, Sub., Series A-2	4.000	11/01/44	3,045	3,313,813
Providence Hlth., Series B	5.500	10/01/39	1,500	1,519,335
Scripps Hlth., Series A	5.000	11/15/36	1,200	1,219,668
St. Joseph Hlth. Sys., Series A	5.750	07/01/39	1,000	1,003,140
Stanford Healthcare, Series A, Rfdg.	5.000	08/15/54	1,000	1,132,750
Stanford Hosp., Series A-3, Rfdg. (Pre-refunded date 11/15/21)(ee)	5.500	11/15/40	500	550,670
Sutter Hlth., Series A, Rfdg.	4.000	11/15/48	700	758,933
Sutter Hlth., Series A, Rfdg.	5.000	08/15/43	1,500	1,715,595
Sutter Hlth., Series B, Rfdg.	4.000	11/15/41	130	140,768
Sutter Hlth., Series D, Rfdg.	5.250	08/15/31	1,000	1,079,800
California Muni. Fin. Auth. Rev.,
Amern. Heritage Ed., Series A, Rfdg.	4.000	06/01/26	480	507,528
CHF-Davis I, LLC-West Village Proj.	5.000	05/15/51	1,000	1,162,650
Series A, 144A	5.500	06/01/48	250	275,235
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/43	1,500	1,741,080
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/47	2,500	2,891,150
Var. Exxonmobil Proj., Rfdg., FRDD	1.650(cc)	12/01/29	4,100	4,100,000
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,306,238
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22	250	258,518

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., (cont’d.)
Green Bond-Calplant I Proj., AMT, 144A	8.000%	07/01/39	500	$549,800

California Pub. Fin. Auth. Rev., Sharp Healthcare, Series A	4.000	08/01/47	2,025	2,194,695
California Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,105,640
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	328,164
Aspire Pub. Schs., Series A, Rfdg., 144A	5.000	08/01/40	2,000	2,210,760
Aspire Pub. Schs., Series A, Rfdg., 144A	5.000	08/01/46	1,000	1,103,190
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	610	674,489
Kipp. LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,111,380
Kipp. LA. Proj., Series A, 144A	5.000	07/01/47	1,000	1,142,550
Kipp. Socal Pub. Schs., Series A	5.000	07/01/49	1,000	1,170,240
Summit Pub. Schs., 144A	5.000	06/01/47	1,000	1,132,070
California St.,
GO	3.250	04/01/45	1,000	1,024,790
GO	5.000	03/01/45	2,000	2,307,860
GO	5.000	08/01/46	1,500	1,763,355
GO	5.250	11/01/40	750	788,888
GO, Rfdg.	5.000	08/01/45	1,500	1,746,195
Unrefunded Balance, GO	5.500	04/01/30	5	5,015
Var. Purp., GO	4.000	04/01/49	2,000	2,207,260
Var. Purp., GO	5.000	09/01/41	5,000	5,385,400
Var. Purp., GO	5.000	10/01/41	1,250	1,349,875
Var. Purp., GO	5.000	10/01/47	2,000	2,330,800
Var. Purp., GO	5.250	04/01/35	1,250	1,375,187
Var. Purp., GO	5.500	11/01/39	1,000	1,016,120
Var. Purp., GO	5.500	03/01/40	2,000	2,058,740
Var. Purp., GO	6.000	03/01/33	2,750	2,844,600
Var. Purp., GO	6.000	11/01/39	1,500	1,528,335

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Series D	5.000	12/01/31	1,000	1,083,880
California St. Univ. Rev., Series A, Systemwide	5.000	11/01/37	1,250	1,346,800
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	273,570
Cottage Hlth.	5.000	11/01/40	1,000	1,037,420
Green Marin General Hosp. Proj., Series A	4.000	08/01/45	1,250	1,292,025
John Muir Hlth, Series A, Rfdg.	5.000	12/01/53	950	1,105,857
Loma Linda Univ. Med. Ctr., Series A	5.250	12/01/44	1,085	1,195,963
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	1,000	1,114,630
Loma Linda Univ. Med. Ctr., Series A, 144A	5.500	12/01/58	500	578,475
Methodist Hosp. of Southern CA Proj.	5.000	01/01/33	240	283,836
Methodist Hosp. of Southern CA Proj.	5.000	01/01/48	1,975	2,277,214

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d.)
Polytechnic Sch.	5.000%	12/01/34	2,000	$ 2,032,960
Presbyterian Homes, 144A	7.250	11/15/41	500	511,980
Spl. Tax No. 97-1, CABS	7.249(s)	09/01/22	1,025	855,721
Sutter Hlth., Series A (Pre-refunded date 08/15/20)(ee)	6.000	08/15/42	2,000	2,111,020

Chula Vista Calif. Indl. Dev. Rev., San Diego Gas, Series D, Rmkt.	5.875	01/01/34	1,000	1,003,500
Chula Vista Muni. Fing. Auth., Spt.Tax Rfdg.	5.000	09/01/21	500	537,945
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfdg.	5.000	05/15/36	1,250	1,310,463
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000	09/01/34	500	555,060
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/27	680	812,240
Series A-1, Rfdg.	5.000	06/01/28	1,215	1,440,273
Series A-1, Rfdg.	5.000	06/01/29	1,250	1,472,125
Series A-1, Rfdg.	5.250	06/01/47	1,000	1,006,310

Guam Intl. Arpt. Auth. Rev., Series C, AMT	6.375	10/01/43	500	579,965
Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	500	560,490
Jurupa Pub. Fing. Auth., Series A, Rfdg.	5.000	09/01/42	1,250	1,414,112
La Mesa-Spring Vly. Sch. Dist., GO, Election of 2002, Series B, CABS, NATL	5.029(s)	08/01/23	2,000	1,850,980
Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges Sub. Dist., Series B	6.000	09/02/27	1,000	1,099,380
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,560	3,300,915
Series A	5.500	11/15/30	1,375	1,790,800
Series A	5.500	11/15/32	440	580,848
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.000	05/15/38	2,500	2,771,400
Series A, AMT	5.250	05/15/48	1,000	1,213,690
Series A, AMT, Rfdg.	4.000	05/15/44	1,000	1,093,600
Series A, AMT, Rfdg.	5.000	05/15/43	1,000	1,210,070

Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Series A	5.000	11/15/44	1,250	1,383,375
Los Angeles Dept. of Wtr. Rev.,
Wtr. Sys., Series A	4.000	06/01/42	1,500	1,627,860
Wtr. Sys., Series B	5.000	07/01/34	2,500	2,836,125

Metro. Wtr. Dist. of Southern Calif. Rev., Unrefunded Balance, Series A	5.750	07/01/21	1,940	2,003,826

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)

M-S-R Energy Auth. Rev., Series A	6.500%	11/01/39	1,000	$ 1,500,610
Northern Calif. Transmission Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	750	878,198
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax,
No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,200	2,475,286
No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,732,980

Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,132,630
Palomar Pomerado Healthcare Dist., COP (Pre-refunded date 11/01/20)(ee)	6.000	11/01/41	1,200	1,277,388
Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Series A, Rfdg., AGM	5.000	09/01/29	1,750	2,106,317
Pittsburg Success Agy. Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	6.199(s)	08/01/26	1,375	1,160,995
Port of Oakland Rev.,
Series O, Rfdg., AMT	5.125	05/01/30	1,000	1,062,110
Sr. Lien., Series P, Rfdg., AMT	5.000	05/01/33	1,750	1,897,997

Poway Uni. Sch. Dist. Pub. Fing. Auth., Spl. Tax Series A, Rfdg.	5.000	09/01/35	1,000	1,123,960
Puerto Rico Comnwlth. Aqu. & Sew. Auth.,
Sr. Lien, Series A, Rfdg.	5.750	07/01/37	390	393,900
Sr. Lien, Series A, Rfdg.	6.000	07/01/47	325	329,063
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	3.872(s)	07/01/24	607	513,055
Series A-1, CABS	4.201(s)	07/01/27	1,130	856,585

Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, AGM	5.000	09/01/32	450	519,381
Redding Elec. Sys. Rev., RIBS,
NATL, ETM, Rfdg.(ee)(e)	8.502(cc)	07/01/22	975	1,107,425
NATL, ETM, Rfdg., Linked SAVRS(ee)	6.368	07/01/22	35	37,377

Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg.	4.000	11/01/37	1,250	1,352,812
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,182,430
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Series A	5.750	06/01/44	500	553,550
Roseville Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	500	560,445
Sacramento Area Flood Control Agy. Spl. Assessment, Series A, Rfdg.	5.000	10/01/41	1,000	1,181,090
Sacramento Cnty. Arpts. Sys. Rev., Series C, Rfdg., AMT	5.000	07/01/39	1,000	1,196,990

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000%	09/01/40	1,085	$ 1,236,325
Var.-Regl., Series B, NATL, 3 Month LIBOR + 0.530%	2.290(c)	12/01/35	1,000	981,490
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	500	556,275
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	569,105

San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,621,740
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Series B, AMT	5.000	07/01/43	2,000	2,211,340
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,167,150
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, AMT	5.250	05/01/33	500	564,055
Second Series A, Rfdg., AMT	5.000	05/01/31	1,000	1,087,010
Second Series A, Rfdg., AMT	5.000	01/01/47	1,000	1,189,250
Second Series C, Rfdg., AMT	5.000	05/01/25	1,555	1,653,711
Second Series F, Rfdg., AMT	5.000	05/01/28	1,000	1,061,920
Series A, Rfdg., AMT	4.000	05/01/49	1,000	1,093,400
Series A, Rfdg., AMT	5.000	05/01/49	1,500	1,798,425

San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500	09/01/25	2,160	2,164,082
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	325	357,026
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	4.980(s)	08/01/29	1,250	977,888
Santa Monica Cmnty. College Dist. Election of 2002, Series A, GO, NATL	7.753(s)	08/01/28	1,055	881,579
South Bayside Wste. Mgmt. Auth., Rev., Solid Waste Enterprise Shoreway Environmental, Series A	6.000	09/01/36	500	505,290
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Series A, Rmkt.	6.250	10/01/40	700	830,340
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,147,940

TOTAL INVESTMENTS 99.8% (cost $173,312,404)				185,571,586
Other assets in excess of liabilities 0.2%				423,214

Net Assets 100.0%				$ 185,994,800

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.
Rfdg—Refunding
RIBS—Residual Interest Bonds
SAVRS—Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at May 31, 2019.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).